8. Share-based payments (Details 5) - Nonemployee Common stock warrants - Service and performance conditions [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Outstanding, Beginning	3,000,000
Granted		3,000,000
Outstanding, Ending	3,000,000	3,000,000
Exercisable, Ending	760,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 1.20
Granted		1.20
Outstanding, Ending	1.20	1.20
Exercisable, Ending	$ 1.79
Weighted-average Remaining Life (Years)
Outstanding	1 year 10 months 24 days
Exercisable	2 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending